Stock-Based Awards	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Awards

10. Stock-Based Awards

2006 Stock Option Plan

The Company’s 2006 Stock Option Plan, as amended (the “2006 Plan”), provides for the Company to sell or issue common stock or restricted common stock, or to grant incentive stock options or nonqualified stock options for the purchase of common stock, to employees, members of the board of directors and consultants of the Company. The 2006 Plan is administered by the board of directors, or at the discretion of the board of directors, by a committee of the board. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock options may not be greater than ten years.

Stock options granted under the 2006 Plan generally vest over four years and expire after ten years, although options have been granted with vesting terms less than four years.

On July 30, 2014, the Company’s 2014 Stock Incentive Plan (the “2014 Plan”) became effective and no further stock options or other awards will be made under the 2006 Plan. Shares of common stock that were available for grant under the 2006 Plan as of July 30, 2014 as well as any shares of common stock subject to awards under the 2006 Plan that expire, terminate, or are otherwise surrendered, cancelled, forfeited or repurchased without having been fully exercised or resulting in any common stock being issued will become available for issuance under the 2014 Plan, up to a specified number of shares.

2014 Stock Incentive Plan

On June 19, 2014, the Company’s stockholders approved the 2014 Plan, which became effective immediately prior to the closing of the Company’s IPO on July 30, 2014. The 2014 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock units, stock appreciation rights and other stock-based awards. The number of shares originally reserved for issuance under the 2014 Plan, inclusive of shares from the 2006 Plan, was 1,336,907. On December 23, 2014, the board of directors adopted a resolution to increase the number available under the 2014 Plan by an additional 790,000 shares effective as of January 1, 2015. As of March 31, 2015, 1,501,730 shares remain available for issuance under the 2014 Plan. The number of shares of common stock that may be issued under the 2014 Plan is subject to increase on the first day of each fiscal year, beginning on January 1, 2015 and ending on December 31, 2024, equal to the least of 1,659,218 shares of the Company’s common stock, 4% of the number of shares of the Company’s common stock outstanding on the first day of the applicable fiscal year, and an amount determined by the Company’s board of directors.

The Company generally grants stock-based awards with service conditions only (“service-based” awards).

As required by the 2006 Plan and 2014 Plan, the exercise price for stock options granted is not to be less than the fair value of common shares as of the date of grant. Prior to the IPO, the value of common stock was determined by the board of directors by taking into consideration its most recently available valuation of common shares performed by management and the board of directors as well as additional factors which might have changed since the date of the most recent contemporaneous valuation through the date of grant.

2014 Employee Stock Purchase Plan

On June 19, 2014, the Company’s stockholders approved the 2014 Employee Stock Purchase Plan (the “ESPP”). A total of 207,402 shares of common stock are reserved for issuance under this plan. The ESPP became effective immediately prior to the closing of the Company’s IPO on July 30, 2014. In addition, the number of shares of common stock that may be issued under the ESPP will automatically increase on the first day of each fiscal year, commencing on January 1, 2015 and ending on December 31, 2024, in an amount equal to the least of 207,402 shares of the Company’s common stock, 0.5% of the number of shares of the Company’s common stock outstanding on the first day of the applicable fiscal year, and an amount determined by the Company’s board of directors. The Company’s first offering period commenced October 1, 2014 and closed on December 31, 2014 at which time 5,395 shares of common stock were issued for total proceeds of $64. On December 23, 2014, the board of directors adopted a resolution to increase the number of authorized under the ESPP by an additional 25,000 shares effective as of January 1, 2015. As of March 31, 2015, 227,007 shares of common stock remain available for issuance

Stock Option Valuation

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. Prior to the Company’s IPO in July 2014, the Company had been a private company and lacked company-specific historical and implied volatility information. Therefore, it estimated its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The expected term of stock options granted to nonemployees is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The assumptions that the Company used to determine the fair value of the stock options granted to employees and directors are as follows, presented on a weighted average basis:

	Three Months Ended March 31,
	2015	2014
Risk-free interest rate	1.62%	2.29%
Expected term (in years)	6.00	6.00
Expected volatility	72.0%	77.0%
Expected dividend yield	0%	0%

As of March 31, 2015, there were outstanding unvested service-based stock options held by nonemployees for the purchase of 7,931 shares of common stock.

Stock-based Compensation

The Company recorded stock-based compensation expense related to stock options and restricted common stock in the following expense categories of its statements of operations:

	Three Months Ended March 31,
	2015	2014
Research and development	$302	$30
Selling and marketing	63	4
General and administrative	556	469

	$921	$503

As of March 31, 2015, the Company had an aggregate of $14,065 of unrecognized stock-based compensation cost, which is expected to be recognized over a weighted average period of 3.5 years.

11. Stock-Based Awards

2006 Stock Option Plan

The Company’s 2006 Stock Option Plan, as amended (the “2006 Plan”), provides for the Company to sell or issue common stock or restricted common stock, or to grant incentive stock options or nonqualified stock options for the purchase of common stock, to employees, members of the board of directors and consultants of the Company. The 2006 Plan is administered by the board of directors, or at the discretion of the board of directors, by a committee of the board. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock options may not be greater than ten years.

Stock options granted under the 2006 Plan generally vest over four years and expire after ten years, although options have been granted with vesting terms less than four years.

On July 30, 2014, the Company’s 2014 Stock Incentive Plan (the “2014 Plan”) became effective and no further stock options or other awards will be made under the 2006 Plan. Shares of common stock that were available for grant under the 2006 Plan as of July 30, 2014 as well as any shares of common stock subject to awards under the 2006 Plan that expire, terminate, or are otherwise surrendered, cancelled, forfeited or repurchased without having been fully exercised or resulting in any common stock being issued will become available for issuance under the 2014 Plan, up to a specified number of shares.

2014 Stock Incentive Plan

On June 19, 2014, the Company’s stockholders approved the 2014 Plan, which became effective immediately prior to the closing of the Company’s IPO on July 30, 2014. The 2014 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock units, stock appreciation rights and other stock-based awards. The number of shares originally reserved for issuance under the 2014 Plan, inclusive of shares from the 2006 Plan, was 1,336,907. As of December 31, 2014, 1,292,522 shares remain available for issuance under the 2014 Plan. The number of shares of common stock that may be issued under the 2014 Plan is subject to increase on the first day of each fiscal year, beginning on January 1, 2015 and ending on December 31, 2024, equal to the least of 1,659,218 shares of the Company’s common stock, 4% of the number of shares of the Company’s common stock outstanding on the first day of the applicable fiscal year, and an amount determined by the Company’s board of directors. On December 23, 2014, the board of directors adopted a resolution to increase the number available under the 2014 Plan by an additional 790,000 shares effective as of January 1, 2015.

The Company generally grants stock-based awards with service conditions only (“service-based” awards).

As required by the 2006 Plan and 2014 Plan, the exercise price for stock options granted is not to be less than the fair value of common shares as of the date of grant. Prior to the IPO, the value of common stock was determined by the board of directors by taking into consideration its most recently available valuation of common shares performed by management and the board of directors as well as additional factors which might have changed since the date of the most recent contemporaneous valuation through the date of grant.

2014 Employee Stock Purchase Plan

On June 19, 2014, the Company’s stockholders approved the 2014 Employee Stock Purchase Plan (the “ESPP”). A total of 207,402 shares of common stock are reserved for issuance under this plan. The ESPP became effective immediately prior to the closing of the Company’s IPO on July 30, 2014. In addition, the number of shares of common stock that may be issued under the ESPP will automatically increase on the first day of each fiscal year, commencing on January 1, 2015 and ending on December 31, 2024, in an amount equal to the least of 207,402 shares of the Company’s common stock, 0.5% of the number of shares of the Company’s common stock outstanding on the first day of the applicable fiscal year, and an amount determined by the Company’s board of directors. The Company’s first offering period commenced October 1, 2014 and closed on December 31, 2014 at which time 5,395 shares of common stock were issued for total proceeds of $64. As of December 31, 2014, 202,007 shares of common stock remain available for issuance. On December 23, 2014, the board of directors adopted a resolution to increase the number of authorized under the ESPP by an additional 25,000 shares effective as of January 1, 2015.

Stock Option Valuation

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. Prior to the Company’s IPO in July 2014, the Company had been a private company and lacked company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options to employees has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The expected term of stock options granted to nonemployees is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

As of December 31, 2014, there were outstanding unvested service-based stock options held by nonemployees for the purchase of 9,587 shares of common stock.

The assumptions that the Company used to determine the fair value of the stock options granted to employees and directors are as follows, presented on a weighted average basis:

	Year Ended December 31,
	2014	2013	2012
Risk-free interest rate	2.24%	1.23%	1.51%
Expected term (in years)	5.96	5.38	6.25
Expected volatility	76.5%	74.6%	70.0%
Expected dividend yield	0%	0%	0%

The following table summarizes the Company’s stock option activity:

	Shares Issuable Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)
Outstanding as of December 31, 2013	924,132	$1.69	7.0	$1,986
Granted	753,886	9.35
Exercised	(44,094)	0.78
Forfeited	(21,933)	5.56

Outstanding as of December 31, 2014	1,611,991	$5.24	6.5	$29,464

Options vested and expected to vest as of December 31, 2014	1,603,423	$5.26	6.5	$29,279

Options exercisable as of December 31, 2014	651,303	$1.72	4.8	$14,196

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. The aggregate intrinsic value of stock options exercised was $323, $38 and $6 during the years ended December 31, 2014, 2013 and 2012, respectively.

The weighted average grant date fair value of stock options granted to employees and directors during the years ended December 31, 2014, 2013 and 2012 was $6.55, $1.51 and $0.87 per share, respectively.

Restricted Common Stock

The 2006 and 2014 Plans provide for the award of restricted common stock. The Company has granted restricted common stock with time-based vesting conditions. Unvested shares of restricted common stock may not be sold or transferred by the holder. These restrictions lapse according to the time-based vesting conditions of each award. There was no restricted common stock activity in 2013. The table below summarizes the Company’s restricted stock activity in 2014:

	Shares	Weighted Average Grant Date Fair Value
Unvested restricted common stock as of December 31, 2013	—	—
Issued	123,134	$8.80
Vested	(94,697)	$8.80
Forfeited	—	—

Unvested restricted common stock as of December 31, 2014	28,437	$8.80

The aggregate intrinsic value of restricted stock awards is calculated as the positive difference between the prices paid, if any, of the restricted stock awards and the fair value of the Company’s common stock. The aggregate intrinsic value of restricted stock awards that vested during the years ended December 31, 2014, 2013 and 2012 was $1,142, $278 and $10, respectively.

Stock-based Compensation

The Company recorded stock-based compensation expense related to stock options, vesting of restricted common stock and grants of common stock in the following expense categories of its statements of operations:

	Year Ended December 31,
	2014	2013	2012
Research and development	$397	$70	$67
Selling and marketing	68	22	28
General and administrative	2,179	384	148

	$2,644	$476	$243

As of December 31, 2014, the Company had an aggregate of $4,342 of unrecognized stock-based compensation cost, which is expected to be recognized over a weighted average period of 2.9 years.